Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Pay vs Performance Disclosure
Net Income (Loss)	$ (9,332,024)	$ 12,232,816	$ 5,310,508